UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, New York  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:


     Kevin Oram     New York, New York     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $116,244 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     5658    74028 SH       SOLE                    74028
ACCENTURE LTD BERMUDA          CL A             G1150G111     5768   149672 SH       SOLE                   149672
AMPCO-PITTSBURGH CORP          COM              032037103     2093    72439 SH       SOLE                    72439
APPLIED MATLS INC              COM              038222105     5863   320026 SH       SOLE                   320026
AXCELIS TECHNOLOGIES INC       COM              054540109     2444   319834 SH       SOLE                   319834
BEA SYS INC                    COM              073325102     3614   311784 SH       SOLE                   311784
BORDERS GROUP INC              COM              099709107     2641   129350 SH       SOLE                   129350
COLGATE PALMOLIVE CO           COM              194162103     4487    67183 SH       SOLE                    67183
CULP INC                       COM              230215105     4821   688653 SH       SOLE                   688653
DIXIE GROUP INC                CL A             255519100     1261   104942 SH       SOLE                   104942
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     4714    92352 SH       SOLE                    92352
DST SYS INC DEL                COM              233326107     5295    70411 SH       SOLE                    70411
DUN & BRADSTREET CORP DEL NE   COM              26483E100     5938    65113 SH       SOLE                    65113
GEVITY HR INC                  COM              374393106     3337   169050 SH       SOLE                   169050
HARDINGE INC                   COM              412324303     5301   202619 SH       SOLE                   202619
HOME DEPOT INC                 COM              437076102     4317   117511 SH       SOLE                   117511
LAM RESEARCH CORP              COM              512807108     4125    87127 SH       SOLE                    87127
MEADOW VY CORP                 COM              583185103     3599   277701 SH       SOLE                   277701
MIDAS GROUP INC                COM              595626102     6028   279477 SH       SOLE                   279477
NIKE INC                       CL B             654106103     4272    40202 SH       SOLE                    40202
OMNOVA SOLUTIONS INC           COM              682129101     3434   628933 SH       SOLE                   628933
QUANTUM CORP                   COM DSSG         747906204     3487  1291455 SH       SOLE                  1291455
ROSS STORES INC                COM              778296103     4910   142722 SH       SOLE                   142722
SANMINA SCI CORP               COM              800907107     2359   651652 SH       SOLE                   651652
SYMANTEC CORP                  COM              871503108     3885   224560 SH       SOLE                   224560
WHEELING PITTSBURGH CORP       COM NEW          963142302     4110   173474 SH       SOLE                   173474
WINDSTREAM CORP                COM              97381W104     4307   293195 SH       SOLE                   293195
YUM BRANDS INC                 COM              988498101     4176    72293 SH       SOLE                    72293